Goodwill (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Goodwill		$ 2,009,769
Shanghai Qishuo [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	[1]	$ 2,009,769

[1]	See Note 4 for details.